Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
United States Pension Plans of US Entity, Defined Benefit | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	39.00%	54.00%
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
United States Pension Plans of US Entity, Defined Benefit | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%	45.00%
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
United States Pension Plans of US Entity, Defined Benefit | Other Investments
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Foreign Pension Plans, Defined Benefit
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Foreign Pension Plans, Defined Benefit | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	19.00%	9.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Foreign Pension Plans, Defined Benefit | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	81.00%	91.00%
Defined Benefit Plan, Target Plan Asset Allocations	79.00%